CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	959	957
Treasury, shares	111	105
Common Stock, Par or Stated Value Per Share	0.1	0.1